Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	₩ 17,941	₩ 14,070
Other demand deposits	1,712,130	1,780,548
Short-term deposits, classified as cash equivalents	548,611	1,107,687
Short-term investments, classified as cash equivalents	104,297	1,440,582
Total cash and cash equivalents	₩ 2,382,979	₩ 4,342,887	₩ 3,234,780	₩ 2,635,238